PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross	$ 157,529	$ 122,558
Less - accumulated depreciation	(33,668)	(12,973)
Total property and equipment, net	123,861	109,585
Computer Equipment [Member]
Property, Plant and Equipment, Gross	2,161	2,161
Vehicles [Member]
Property, Plant and Equipment, Gross	5,204	0
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	10,299	8,639
Laboratory Equipmemt [Member]
Property, Plant and Equipment, Gross	$ 139,865	$ 111,758